Long - Term Debt - Repayment Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
December 31, 2020	$ 87,532
December 31, 2021	82,848
December 31, 2022	438,408
December 31, 2023	33,975
December 31, 2024 and thereafter	270,086
Total	$ 912,849	$ 889,176